Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Schedule of trade and other payables

Trade and other payables consist of the following as at:

	March 31, 2026	December 31, 2025
	$	$
Trade payables	1,978,210	1,981,851
Accrued liabilities (i)	1,613,043	2,200,232
	3,591,253	4,182,083

(i) Accrued liabilities consist of the following as at:

Schedule of accrued liabilities
	March 31, 2026	December 31, 2025
	$	$
External research and development fees	215,120	35,770
Operational expenses	134,788	774,223
Professional and other fees	853,942	981,046
Accrued interest	409,193	409,193
	1,613,043	2,200,232